Risk Management Policy	12 Months Ended
Dec. 31, 2019
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
Risk Management Policy

21.  RISK MANAGEMENT POLICY

The Group’s companies are exposed to certain risks that are managed by systems that identify, measure, limit concentration of, and monitor these risks.

The main principles in the Group’s risk management policy include the following:

•	Compliance with proper corporate governance standards.
•	Strict compliance with all of Group’s internal policies.
•	Each business and corporate area determines:
I)	The markets in which it can operate based on its knowledge and ability to ensure effective risk management;
II)	Criteria regarding counterparts;
III)	Authorized operators.
•	Business and corporate areas establish their risk tolerance in a manner consistent with the defined strategy for each market in which they operate.
•	All of the operations of the businesses and corporate areas are conducted within the limits approved for each case.
•

Businesses, corporate areas, lines of business and companies design the risk management controls necessary to ensure that transactions in the markets are conducted in accordance with the Group’s policies, standards, and procedures.

21.1   Interest rate risk

Changes in interest rates affect the fair value of assets and liabilities bearing fixed interest rates, as well as, the expected future cash flows of assets and liabilities subject to floating interest rates.

The objective of managing interest rate risk exposure is to achieve a balance in the debt structure to minimize the cost of debt with reduced volatility in profit or loss.

Depending on the Group’s estimates and the objectives of the debt structure, hedging transactions are performed by entering into derivatives contracts that mitigate interest rate risk. Derivative instruments currently used to comply with the risk management policy are interest rate swaps to set floating rate to a fixed rate.

The financial debt structure of the Group detailed by the mostly strongly hedged fixed and floating interest rates on total net debt, net of hedging derivative instruments, is as follows:

Gross position:

	12-31-2019	12-31-2018
	%	%
Fixed interest rate debt	39%	59%

21.2   Exchange rate risk

Exchange rate risks involve basically the following transactions:

•	Debt taken on by the Group’s companies that is denominated in a currency other than the currency in which its cash flows are indexed.
•	Payments to be made in a currency other than that in which its cash flows are indexed for the acquisition of project-related materials and for corporate insurance policies.
•	Income in Group companies directly linked to changes in currencies other than the currency of its cash flows.
•	Cash flows from foreign subsidiaries to the Chilean parent company which are exposed to exchange rate fluctuations.

In order to mitigate foreign currency risk, the Group’s foreign currency risk management policy is based on cash flows and includes maintaining a balance between U.S. dollar flows and the levels of assets and liabilities denominated in this currency. The objective is to minimize the exposure to variability in cash flows that are attributable to foreign exchange risk.

The hedging instruments currently being used to comply with the policy are currency swaps and forward exchange contracts. In addition, the policy pursues to refinance debt in the functional currency of each of the Group’s companies.

21.3   Commodities risk

The Group has a risk exposure to price fluctuations in certain commodities, basically due to:

•	Purchases of fuel used to generate electricity.
•	Energy purchase/sale transactions that take place in local markets.

In order to reduce the risk in situations of extreme drought, the Group has designed a commercial policy that defines the levels of sales commitments in line with the capacity of its generating power plants in a dry year. It also includes risk mitigation terms in certain contracts with unregulated customers and with regulated customers subject to long-term tender processes, establishing indexation polynomials that allow for reducing commodities exposure risk.

Considering the operating conditions faced by the power generation market, with drought and highly volatile commodity prices on international markets, the Company is constantly evaluating the use of hedging to minimize the impacts that these price fluctuations have on its results.

As of December 31, 2019, 5.28 GWh of energy purchases had been settled, in order to cover the contracting portfolio.As of December 31, 2018, there were transactions of purchases of energy futures contracts for 5.28 GWh. Such purchases cover an energy sales contract in the wholesale market.

As of December 31, 2018, 10.92 GWh of forward energy sale contracts and 7.2 GWh of forward energy purchase contracts were settled.

21.4   Liquidity risk

The Group maintains a liquidity risk management policy that consists of entering into long-term committed banking facilities and temporary financial investments for amounts that cover the projected needs over a period of time that is determined based on the situation and expectations for debt and capital markets.

The projected needs mentioned above include maturities of financial debt net of financial derivatives. For further details regarding the features and conditions of financial obligations and financial derivatives (see Notes 20 and 22).

As of December 31, 2019, the Group has ThUS$1,938,997 in cash and cash equivalents, and ThUS$706,000 in unconditionally available long-term lines of credit. As of December 31, 2018 the Group has cash and cash equivalents for ThUS$1,904,285 and unconditionally available lines of long-term credit for ThUS$1,000,000.

21.5   Credit risk

The Group closely monitors its credit risk.

Trade receivables:

The credit risk for receivables from the Group’s commercial activity has historically been very low, due to the short term period of collections from customers, resulting in non-significant cumulative receivables amounts. This situation applies to the electricity generating and distribution lines of business.

In our electricity generating business, some countries’ regulations allow suspending the energy service to customers with outstanding payments, and most contracts have termination clauses for payment default. The Company monitors its credit risk on an ongoing basis and measures quantitatively its maximum exposure to payment default risk, which, as stated above, is very low.

In our electricity distribution companies, the suspension of energy service to customers in payment default is permitted in all cases, in accordance with current regulations in each country. This facilitates our credit risk management, which is also low in this line of business.

Financial assets:

Cash surpluses are invested in the highest-rated local and foreign financial entities (with risk rating equivalent to investment grade where possible) with thresholds established for each entity.

Banks that have received investment grade ratings from the three major international rating agencies (Moody’s, S&P, and Fitch) are selected for making investments.

Investments may be backed with treasury bonds from the countries in which the company operates and/or with commercial papers issued by the highest rated banks; the latter are preferable as they offer higher returns (always in line with current investment policies).

21.6   Risk measurement

The Group measures the Value at Risk (VaR) of its debt positions and financial derivatives in order to monitor the risk assumed by the Company, thereby reducing volatility in the income statement.

The portfolio of positions included for purposes of calculating the present Value at Risk include:

•	Financial debt
•	Hedge derivatives for debt

The VaR determined represents the potential variation in value of the portfolio of positions described above in a quarter with a 95% confidence level. To determine the VaR, we take into account the volatility of the risk variables affecting the value of the portfolio of positions,  including:

•	U.S. dollar LIBOR interest rate.
•	The different currencies with which our companies operate and the customary local indices used in the banking industry.
•	The exchange rates of the various currencies used in the calculation.

The calculation of VaR is based on generating possible future scenarios (at one quarter) of market values (both spot and term) for the risk variables, using Bootstrapping simulations.

The quarter 95% confidence VaR number is calculated as the 5% percentile most adverse of the quarterly possible fluctuations.

Taking into consideration the assumptions previously described, the quarter VaR of the previously discussed positions was ThUS$361,000.

This value represents the potential increase of the Debt and Derivatives’ Portfolio, thus these VaR are inherently related, among other factors, to the Portfolio’s value at each quarter end.